Segmentation of key figures (Details 6) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 11,764	$ 11,339	$ 22,870	$ 22,254
Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			3.00%
Net sales, change in %, cc			8.00%
Change over period [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 425		$ 616
Net sales, change in %	4.00%
Net sales, change in %, cc	8.00%
US [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,978	3,715	$ 7,561	7,075
US [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			7.00%
Net sales, change in %, cc			7.00%
US [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%
Net sales, change in %, cc	7.00%
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 9,326	8,876	$ 18,106	17,274
Innovative Medicines | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			5.00%
Net sales, change in %, cc			10.00%
Innovative Medicines | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%
Net sales, change in %, cc	9.00%
Innovative Medicines | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 7,206		$ 13,952
Innovative Medicines | Top 20 products [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			5.00%
Net sales, change in %, cc			10.00%
Innovative Medicines | Top 20 products [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%
Net sales, change in %, cc	10.00%
Innovative Medicines | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,120		$ 4,154
Innovative Medicines | Rest of portfolio [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			3.00%
Net sales, change in %, cc			9.00%
Innovative Medicines | Rest of portfolio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%
Net sales, change in %, cc	8.00%
Innovative Medicines | Oncology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,606	3,433	$ 6,927	6,624
Innovative Medicines | Oncology [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			5.00%
Net sales, change in %, cc			9.00%
Innovative Medicines | Oncology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%
Net sales, change in %, cc	9.00%
Innovative Medicines | Oncology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 468	488	$ 902	954
Innovative Medicines | Oncology [member] | Tasigna [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(5.00%)
Net sales, change in %, cc			(2.00%)
Innovative Medicines | Oncology [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)
Net sales, change in %, cc	(1.00%)
Innovative Medicines | Oncology [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 403	399	$ 795	799
Innovative Medicines | Oncology [member] | Sandostatin [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(1.00%)
Net sales, change in %, cc			3.00%
Innovative Medicines | Oncology [member] | Sandostatin [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%
Net sales, change in %, cc	4.00%
Innovative Medicines | Oncology [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 323	416	$ 630	808
Innovative Medicines | Oncology [member] | Gleevec/Glivec [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(22.00%)
Net sales, change in %, cc			(18.00%)
Innovative Medicines | Oncology [member] | Gleevec/Glivec [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(22.00%)
Net sales, change in %, cc	(19.00%)
Innovative Medicines | Oncology [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 401	408	$ 774	783
Innovative Medicines | Oncology [member] | Afinitor/Votubia [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(1.00%)
Net sales, change in %, cc			1.00%
Innovative Medicines | Oncology [member] | Afinitor/Votubia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)
Net sales, change in %, cc	0.00%
Innovative Medicines | Oncology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 349	292	$ 656	549
Innovative Medicines | Oncology [member] | Promacta/Revolade [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			19.00%
Net sales, change in %, cc			24.00%
Innovative Medicines | Oncology [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	20.00%
Net sales, change in %, cc	23.00%
Innovative Medicines | Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 340	284	$ 637	551
Innovative Medicines | Oncology [member] | Tafinlar + Mekinist [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			16.00%
Net sales, change in %, cc			21.00%
Innovative Medicines | Oncology [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	20.00%
Net sales, change in %, cc	25.00%
Innovative Medicines | Oncology [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 253	289	$ 491	550
Innovative Medicines | Oncology [member] | Exjade/Jadenu [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(11.00%)
Net sales, change in %, cc			(8.00%)
Innovative Medicines | Oncology [member] | Exjade/Jadenu [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(12.00%)
Net sales, change in %, cc	(10.00%)
Innovative Medicines | Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 284	239	$ 542	473
Innovative Medicines | Oncology [member] | Jakavi [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			15.00%
Net sales, change in %, cc			23.00%
Innovative Medicines | Oncology [member] | Jakavi [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	19.00%
Net sales, change in %, cc	26.00%
Innovative Medicines | Oncology [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 193	219	$ 380	433
Innovative Medicines | Oncology [member] | Votrient [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(12.00%)
Net sales, change in %, cc			(9.00%)
Innovative Medicines | Oncology [member] | Votrient [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(12.00%)
Net sales, change in %, cc	(9.00%)
Innovative Medicines | Pharmaceutical [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 5,720	5,443	$ 11,179	10,650
Innovative Medicines | Pharmaceutical [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			5.00%
Net sales, change in %, cc			10.00%
Innovative Medicines | Pharmaceutical [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%
Net sales, change in %, cc	10.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,174	1,180	$ 2,335	2,337
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			0.00%
Net sales, change in %, cc			5.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)
Net sales, change in %, cc	4.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 536	515	$ 1,069	1,035
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			3.00%
Net sales, change in %, cc			10.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%
Net sales, change in %, cc	10.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Travoprost Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 106	134	$ 221	258
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Travoprost Group [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(14.00%)
Net sales, change in %, cc			(11.00%)
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Travoprost Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(21.00%)
Net sales, change in %, cc	(19.00%)
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 886	889	$ 1,683	1,730
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(3.00%)
Net sales, change in %, cc			1.00%
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%
Net sales, change in %, cc	3.00%
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 825	866	$ 1,591	1,687
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(6.00%)
Net sales, change in %, cc			(2.00%)
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(5.00%)
Net sales, change in %, cc	(2.00%)
Innovative Medicines | Pharmaceutical [member] | Respiratory [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 461	449	$ 906	882
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			3.00%
Net sales, change in %, cc			10.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%
Net sales, change in %, cc	9.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 290	261	$ 571	516
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Xolair [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			11.00%
Net sales, change in %, cc			19.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Xolair [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%
Net sales, change in %, cc	18.00%
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 427	245	$ 790	449
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			76.00%
Net sales, change in %, cc			81.00%
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	74.00%
Net sales, change in %, cc	79.00%
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 421	239	$ 778	439
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			77.00%
Net sales, change in %, cc			83.00%
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	76.00%
Net sales, change in %, cc	81.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,749	1,847	$ 3,500	3,713
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(6.00%)
Net sales, change in %, cc			0.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(5.00%)
Net sales, change in %, cc	0.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 320	332	$ 635	650
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(2.00%)
Net sales, change in %, cc			5.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)
Net sales, change in %, cc	2.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 283	244	$ 544	509
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			7.00%
Net sales, change in %, cc			14.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	16.00%
Net sales, change in %, cc	23.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 264	250	$ 531	498
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			7.00%
Net sales, change in %, cc			14.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%
Net sales, change in %, cc	12.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 124	115	$ 240	224
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Zortress/Certican [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			7.00%
Net sales, change in %, cc			12.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Zortress/Certican [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%
Net sales, change in %, cc	12.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 110	120	$ 213	235
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Neoral/Sandimmun(e) [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(9.00%)
Net sales, change in %, cc			(4.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Neoral/Sandimmun(e) [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(8.00%)
Net sales, change in %, cc	(3.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 95	114	$ 208	229
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Voltaren/Cataflam [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(9.00%)
Net sales, change in %, cc			(4.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Voltaren/Cataflam [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(17.00%)
Net sales, change in %, cc	(13.00%)
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,023	833	$ 1,965	1,539
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			28.00%
Net sales, change in %, cc			32.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	23.00%
Net sales, change in %, cc	26.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 858	701	$ 1,649	1,281
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			29.00%
Net sales, change in %, cc			32.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	22.00%
Net sales, change in %, cc	25.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 165	132	$ 316	258
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			22.00%
Net sales, change in %, cc			29.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	25.00%
Net sales, change in %, cc	31.00%
Innovative Medicines | US [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,336	$ 3,023	$ 6,329	$ 5,675
Net sales, change in %	10.00%		12.00%
Innovative Medicines | US [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			12.00%
Net sales, change in %, cc			12.00%
Innovative Medicines | US [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%
Net sales, change in %, cc	10.00%
Innovative Medicines | US [member] | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,661		$ 5,057
Net sales, change in %	8.00%		9.00%
Innovative Medicines | US [member] | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 675		$ 1,272
Net sales, change in %	20.00%		22.00%
Innovative Medicines | US [member] | Oncology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 204		$ 384
Net sales, change in %	(7.00%)		(8.00%)
Innovative Medicines | US [member] | Oncology [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 218		$ 433
Net sales, change in %	5.00%		7.00%
Innovative Medicines | US [member] | Oncology [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 96		$ 230
Net sales, change in %	(12.00%)		6.00%
Innovative Medicines | US [member] | Oncology [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 259		$ 175
Net sales, change in %	7.00%		(20.00%)
Innovative Medicines | US [member] | Oncology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 170		$ 318
Net sales, change in %	16.00%		17.00%
Innovative Medicines | US [member] | Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 123		$ 231
Net sales, change in %	7.00%		(9.00%)
Innovative Medicines | US [member] | Oncology [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 118
Net sales, change in %	(14.00%)
Innovative Medicines | US [member] | Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations			$ 7
Net sales, change in %			(22.00%)
Innovative Medicines | US [member] | Oncology [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 87		$ 172
Net sales, change in %	(19.00%)		(19.00%)
Innovative Medicines | US [member] | Pharmaceutical [member] | Ophthalmology [member] | Travoprost Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 37		$ 82
Net sales, change in %	(26.00%)		24.00%
Innovative Medicines | US [member] | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 441		$ 1,008
Net sales, change in %	(6.00%)		38.00%
Innovative Medicines | US [member] | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 221		$ 493
Net sales, change in %	71.00%		9.00%
Innovative Medicines | US [member] | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 28		$ 45
Net sales, change in %	40.00%		10.00%
Innovative Medicines | US [member] | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 4		$ 420
Net sales, change in %	(20.00%)		76.00%
Innovative Medicines | US [member] | Pharmaceutical [member] | Established Medicines [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 44		$ 84
Net sales, change in %	29.00%		(14.00%)
Innovative Medicines | US [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 534		$ 833
Net sales, change in %	31.00%		(6.00%)
Innovative Medicines | US [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 77		$ 142
Net sales, change in %	26.00%		21.00%
Innovative Medicines | Rest of the world [member]
Disclosure of operating segments [line items]
Net sales, change in %	2.00%		2.00%
Net sales, change in %, cc	9.00%		9.00%
Innovative Medicines | Rest of the world [member] | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 4,545		$ 8,895
Net sales, change in %	4.00%		3.00%
Net sales, change in %, cc	10.00%		10.00%
Innovative Medicines | Rest of the world [member] | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,445		$ 2,882
Net sales, change in %	(3.00%)		(3.00%)
Net sales, change in %, cc	4.00%		4.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 264		$ 518
Net sales, change in %	(2.00%)		(4.00%)
Net sales, change in %, cc	3.00%		3.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 185		$ 362
Net sales, change in %	(3.00%)		(8.00%)
Net sales, change in %, cc	3.00%		(1.00%)
Innovative Medicines | Rest of the world [member] | Oncology [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 227		$ 407
Net sales, change in %	(26.00%)		22.00%
Net sales, change in %, cc	(22.00%)		32.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 142		$ 455
Net sales, change in %	(14.00%)		(23.00%)
Net sales, change in %, cc	(10.00%)		(18.00%)
Innovative Medicines | Rest of the world [member] | Oncology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 179		$ 338
Net sales, change in %	23.00%		22.00%
Net sales, change in %, cc	30.00%		30.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 217		$ 260
Net sales, change in %	28.00%		(12.00%)
Net sales, change in %, cc	37.00%		(7.00%)
Innovative Medicines | Rest of the world [member] | Oncology [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 135		$ 542
Net sales, change in %	(11.00%)		15.00%
Net sales, change in %, cc	(7.00%)		23.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 284		$ 524
Net sales, change in %	19.00%		7.00%
Net sales, change in %, cc	26.00%		14.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 106		$ 208
Net sales, change in %	(5.00%)		(6.00%)
Net sales, change in %, cc	2.00%		1.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 536		$ 1,069
Net sales, change in %	4.00%		3.00%
Net sales, change in %, cc	10.00%		10.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Ophthalmology [member] | Travoprost Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 69		$ 158
Net sales, change in %	(18.00%)		0.00%
Net sales, change in %, cc	(15.00%)		8.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 384		$ 641
Net sales, change in %	(4.00%)		16.00%
Net sales, change in %, cc	3.00%		24.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Respiratory [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 290		$ 571
Net sales, change in %	11.00%		11.00%
Net sales, change in %, cc	18.00%		19.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 200		$ 281
Net sales, change in %	82.00%		(15.00%)
Net sales, change in %, cc	90.00%		(8.00%)
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 320		$ 635
Net sales, change in %	(4.00%)		(2.00%)
Net sales, change in %, cc	2.00%		5.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 255		$ 499
Net sales, change in %	14.00%		7.00%
Net sales, change in %, cc	22.00%		15.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 260		$ 358
Net sales, change in %	6.00%		78.00%
Net sales, change in %, cc	12.00%		90.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 80		$ 137
Net sales, change in %	(1.00%)		(14.00%)
Net sales, change in %, cc	4.00%		(10.00%)
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 324		$ 758
Net sales, change in %	11.00%		(6.00%)
Net sales, change in %, cc	18.00%		2.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 88		$ 174
Net sales, change in %	24.00%		23.00%
Net sales, change in %, cc	34.00%		35.00%